LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of Right-of-use assets

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2021	408	3,152	3,560
Addition	—	157	157
Depreciation charge	(163)	(1,203)	(1,366)

As of December 31, 2021	245	2,106	2,351

As of January 1, 2022	245	2,106	2,351
Addition	361	1,648	2,009
Depreciation charge	(181)	(1,232)	(1,413)
Foreign currency translation difference	—	46	46

As of December 31, 2022	425	2,568	2,993
As of December 31, 2022 (US$)	62	372	434

Schedule of Lease Liabilities

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2021	502	3,048	3,550
Addition	—	102	102
Accretion of interest recognized during the year	17	133	150
Payments	(364)	(1,249)	(1,613)

As of December 31, 2021	155	2,034	2,189
Analyzed into:
Current portion	155	826	981
Non-current portion	—	1,208	1,208

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2022	155	2,034	2,189
Addition	265	1,516	1,781
Accretion of interest recognized during the year	14	119	133
Payments	(112)	(1,141)	(1,253)
Foreign currency translation difference	—	65	65

As of December 31, 2022	322	2,593	2,915
Analyzed into:
Current portion	48	1,269	1,317
Non-current portion	274	1,324	1,598

As of December 31, 2022 (US$)	47	375	422
Current portion (US$)	7	183	190
Non-current portion (US$)	40	192	232

Schedule of Lease-related expenses

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Depreciation expense of right-of-use assets	1,663	1,366	1,413	205
Interest on lease liabilities	80	150	133	19
Expense relating to short-term leases	496	601	490	71

Total amounts recognized in profit or loss	2,239	2,117	2,036	295